Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Information About Assets and Liabilities Measured at Fair Value on Recurring Basis
The fair value measurements of financial assets and liabilities that are
measured at fair value at December 31, 2022 and December 31, 2021 are as follows:

	December 31, 2022
	Level 1	Level 2	Level 3

Assets:
Cash equivalents:
Money Market Funds	$36,346	$—	$—

Short-term investments:
United States Treasury Securities	58,210	—	—
Corporate Bonds	—	3,571	—
Commercial Paper	—	23,142	—
Forward warrant agreement	—	—	2,229

Total Assets	$94,556	$26,713	$2,229

Liabilities:
Derivative warrant liability—Public Warrants	$699	$—	$—
Derivative warrant liability—Private Warrants		—	1,068
Earn-out liability	—	—	1,206

Total Liabilities	$699	$—	$2,274

	December 31, 2021
	Level 1	Level 2	Level 3
Liabilities:
Derivative warrant liability—Trinity Warrants	$—	$—	$4,355
Forward warrant agreement	—	—	230

Total Liabilities	$—	$—	$4,585

Change in Fair Value of Derivative Liabilities
A summary of the changes in the fair value of the Company’s Level 3 financial instruments as of December 31, 2022 and December 31, 2021 are as follows:

	Derivative warrant liability - Trinity Warrants	Derivative warrant liability - Private Warrants	Forward Warrant Agreement	Earn-out liability
Balance—January 31, 2021	$—	$—	$—	$—
Issuance	2,691	—	400	—
Change in fair values	1,664	—	(170)	—

Balance—December 31, 2021	$4,355	$—	$230	$—

Initial measurement on March 2, 2022 upon Business Combination (Note 3)		9,612		20,413
Change in fair values	2,015	(8,544)	(5,764)	(19,207)
Exercise of warrants	(6,370)	—	3,305	—

Balance—December 31, 2022	$—	$1,068	$(2,229)	$1,206